Equity - Dividends	12 Months Ended
Dec. 31, 2023
Equity Dividends [Abstract]
Equity - dividends	Note 22. Equity - dividends There were no dividends paid, recommended or declared during the years ended December 31, 2023, 2022 and 2021.